Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value beginning	$ 5,635,000	$ 6,476,686
Fair value ending	7,647,500	5,635,000	6,476,686
Initial measurement on December 13, 2019 (Initial Public Offering)			5,420,671
Measurement on December 18, 2019 (Over-Allotment)			813,101
Change in valuation inputs or other assumptions	2,012,500	(841,686)	242,914
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value beginning	9,033,095	9,078,166
Fair value ending	12,792,088	9,033,095	9,078,166
Initial measurement on December 13, 2019 (Initial Public Offering)			7,770,452
Measurement on December 18, 2019 (Over-Allotment)			1,028,688
Change in valuation inputs or other assumptions	3,758,993	(45,071)	279,026
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value beginning	3,398,095	2,601,480
Fair value ending	5,144,588	3,398,095	2,601,480
Initial measurement on December 13, 2019 (Initial Public Offering)			2,349,781
Measurement on December 18, 2019 (Over-Allotment)			215,587
Change in valuation inputs or other assumptions	$ 1,746,493	$ 796,615	$ 36,112